Employee Share Scheme Reserve - Summary of Exercise Price of the Options (Detail) - Share Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance Beginning Average exercise price per share Option | $ / shares	$ 1.23	$ 2.303
Issued during the year Average exercise price per share Option | $ / shares	0.187	1.7
Forfeited during the year Average exercise price per share Option | $ / shares	1.056	2.008
Balance Ending Average exercise price per share Option | $ / shares	1.595	1.609
Vested and exercisable Average exercise price per share Option | $ / shares	$ 1.305	$ 1.23
Balance Beginning Number of options | shares	8,514,500	4,466,470
Issued during the year Number of options | shares	140,422	5,849,416
Forfeited during the year Number of options | shares	(262,733)	(1,801,386)
Balance Ending Number of options | shares	8,392,189	8,514,500
Vested and exercisable Number of options | shares	4,556,278	3,575,348